Fair value of financial assets and liabilities	6 Months Ended
Jun. 30, 2021
Fair Value of Plan Assets
Fair value of financial assets and liabilities

28.	Fair value of financial assets and liabilities
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	602	-	-	602
Foreign currency derivatives	-	72	-	72
Interest rate derivatives	-	31	-	31
Balance at June 30, 2021	602	103	-	705
Balance at December 31, 2020	652	115	−	767

Liabilities
Foreign currency derivatives	-	(232)	-	(232)
Commodity derivatives	(18)	−	-	(18)
Balance at June 30, 2021	(18)	(232)	-	(250)
Balance at December 31, 2020	(10)	(269)	−	(279)

The estimated fair value for the Company’s long-term debt, computed based on the prevailing market rates, is set out in note 25.

Certain receivables are classified as fair value through profit or loss, as presented in note 9.

The fair values of cash and cash equivalents, short-term debt and other financial assets and liabilities are equivalent or do not differ significantly from their carrying amounts.